FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2014
FIXED ASSETS, NET [Abstract]
FIXED ASSETS, NET

Note 6—FIXED ASSETS, NET

Fixed assets consist of the following:

	As of December 31,
	2013	2014
	RMB	RMB	US$
Electronic equipment	145,366	185,034	29,822
Other office and warehouse equipment	89,523	106,035	17,090
Vehicles	2,378	2,447	394
Leasehold improvements	14,788	20,245	3,263
Buildings	—	138,447	22,314
Construction in progress	141,198	4,658	751
Total	393,253	456,866	73,634
Less: accumulated depreciation	(151,448)	(203,900)	(32,863)
Fixed assets, net	241,805	252,966	40,771

Construction in progress mainly represented construction and related qualifying costs incurred for the development of the warehouse and office building in Tianjin, PRC, amounting to RMB140,828 and RMB4,097 (US$660) as of December 31, 2013 and 2014, respectively. The main parts of the warehouse and office in Tianjin were completed in May 2014, and have been reclassified as buildings during the year ended December 31, 2014.

Depreciation expenses were RMB41,312, RMB48,036 and RMB53,456 (US$8,616) for the years ended December 31, 2012, 2013 and 2014, respectively.